NVIT Investor Destinations Conservative Fund
FUND SUMMARY: NVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
Objective
The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NVIT Investor Destinations Conservative Fund		Class P Shares	Class II Shares	Class VI Shares
Redemption Fees	[1]			1.00%
[1]	(as a percentage of amount redeemed within 60 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Investor Destinations Conservative Fund	Class P Shares	Class II Shares	Class VI Shares
Management Fees	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.64%	0.79%	0.79%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Investor Destinations Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class P shares	65	205	357	798
Class II shares	81	252	439	978
Class VI shares	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.78% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) and a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds’ expenses. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a conservative level of risk by investing heavily in Underlying Funds that invest in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities, and a relatively small portion of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. companies that the investment adviser believes offer opportunities for capital growth. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 75% of its net assets in bonds and approximately 20% in stocks. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it.

Performance risk – the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Single issuer risk – this refers to the risk presented by the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by Nationwide regardless of market conditions. However, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

Strategy risk – there is the risk that the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund’s asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund’s average annual total returns to a hypothetical composite index that is comprised of 45% Citigroup 3-Month Treasury Bill (T-Bill) Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 20% S&P 500® Index, which is a representation of the performance of each of the Fund’s asset classes according to their respective weightings. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less that those shown.
Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 5.18% — 3rd qtr. of 2009 Worst Quarter: -2.78% — 4th qtr. of 2008
The Fund had not commenced offering Class P shares prior to the date of this prospectus. The inception date for Class VI shares is April 30, 2004. Pre-inception historical performance for Class P and Class VI shares is based on the previous performance of Class II shares. Performance for Class P shares has not been adjusted to reflect that share class's lower expenses than those of Class II shares.
Average Annual Total Returns (For Periods Ended December 31, 2011)
Average Annual Total Returns NVIT Investor Destinations Conservative Fund	1 Year	5 Years	10 Years
Class P Shares	2.93%	3.32%	3.89%
Class II Shares	2.93%	3.32%	3.89%
Class VI Shares	2.94%	3.34%	3.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.50%	5.78%
Conservative Fund Composite Index (reflects no deduction for fees or expenses)	3.51%	3.20%	3.74%